Interest sensitive contract liabilities (Tables)	9 Months Ended
Sep. 30, 2025
Insurance [Abstract]
Policyholder Account Balance
The following table shows the outstanding Interest sensitive contract liabilities which represents the policyholder balances for MYGA product line:

	December 31, 2024	December 31, 2023
Balance, beginning of year	$256,569	$134,742
Deposits	72,818	119,885
Product charges	(266)	(134)
Surrenders and withdrawals	(2,982)	(3,238)
Benefit payments	(6,235)	(4,129)
Interest credited	14,972	9,443
Balance, end of year	$334,876	$256,569
Weighted-average annual crediting rate	5.00%	4.00%

At period end:
Cash surrender value	$303,035	$225,735

Net amount a risk:
In the event of death (1)	$334,876	$256,569
______________
(1)For benefits that are payable in the event of death, the net amount at risk is generally defined as the current death benefit in excess of the current account balances at the Consolidated Statements of Financial Position date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts at the Consolidated Statements of Financial Position date.
Note 15. Interest sensitive contract liabilities
The following table shows the outstanding Interest sensitive contract liabilities which represents the policyholder balances for MYGA product line:

	Nine months ended September 30,
	2025	2024
Balance, beginning of year	$334,876	$256,569
Deposits	42,996	72,818
Product charges	(1,766)	(196)
Surrenders and withdrawals	(17,892)	(2,529)
Benefit payments	(6,933)	(4,348)
Interest credited	11,969	11,070
Balance at September 30,	$363,250	$333,384
Weighted-average annual crediting rate	5.00%	5.00%

At period end:
Cash surrender value	$334,969	$304,863

Net amount at risk:
In the event of death ¹	$363,250	$333,384
_______________
(1)For benefits that are payable in the event of death, the net amount at risk is generally defined as the current death benefit in excess of the current account balances at the Condensed Consolidated Statements of Financial Position date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts at the Condensed Consolidated Statements of Financial Position date.
MYGA policyholder account balances totaled $363.3 million and $333.4 million, as of September 30, 2025, and 2024, respectively. Changes in policyholder account balances are primarily attributed to deposits associated with new MYGA policies assumed of $43.0 million and $72.8 million and interest credited of $12.0 million and $11.1 million for the nine months ended September 30, 2025 and September 30, 2024, respectively. These increases were partially offset by surrenders, withdrawals, benefits and product charges of $26.6 million and
$7.1 million for the nine months ended September 30, 2025 and September 30, 2024, respectively. Interest on policyholder account balances is generally credited at minimum guaranteed rates, primarily between 2% and 7% at both September 30, 2025 and September 30, 2024.